Schedule of disaggregated information of revenues by services (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Total revenues	$ 2,678,528	$ 2,826,381
Platform Subscription Fee [Member]
Segment Reporting [Line Items]
Total revenues	1,146,072	1,219,089
Platform Services [Member]
Segment Reporting [Line Items]
Total revenues	1,476,637	1,599,347
Managed Activations and Professional Services [Member]
Segment Reporting [Line Items]
Total revenues	$ 55,819	$ 7,945